Note 5 - Revenues - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer, Excluding Assessed Tax	$ 80,515	$ 81,180
Operating Segments [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	80,595	81,260
Waste Management Services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	44,611	49,763
Waste Management Services [Member] | Operating Segments [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	44,611	49,763
Waste Management Services [Member] | Waste Brokerage And Management Services Member
Revenue from Contract with Customer, Excluding Assessed Tax	41,578	47,138
Waste Management Services [Member] | Captive Landfill Management Operations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	3,033	2,625
Golf and Related Operations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	35,984	31,497
Golf and Related Operations [Member] | Operating Segments [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	35,904	31,417
Golf and Related Operations [Member] | Food and Beverage [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	13,491	12,137
Golf and Related Operations [Member] | Membership Dues [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	7,341	7,092
Golf and Related Operations [Member] | Room Rental [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	6,435	5,507
Golf and Related Operations [Member] | Green Fees and Cart Rental [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	3,300	2,871
Golf and Related Operations [Member] | Salon and Spa Services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	2,989	1,830
Golf and Related Operations [Member] | Fitness and Tennis Lesson [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	394	435
Golf and Related Operations [Member] | Other Revenue [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 1,954	$ 1,545